CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2019	Jun. 30, 2018
ASSETS
Cash	$ 70,312	$ 13,133,540
Restricted cash(Note 4)	0	4,532,372
Investment securities-held to maturity(Note 5)	0	48,345,306
Net investment in direct financing leases(Note 6)	30,011,279	72,223,956
Interest receivable	0	4,425,363
Operating lease, right-of-use asset (Note 7)	163,041	0
Property and equipment, net(Note 8)	48,131	92,199
Deferred tax assets, net(Note 17)	20,836,408	949,511
Other assets(Note 9)	2,106,321	631,943
Non-marketable investment(Note 3)	2,912,040	0
Assets of disposal group classified as held for sale	171,954,262	165,569,072
TOTAL ASSETS	228,101,794	309,903,262
Liabilities
Bank loans for capital lease business(Note 10)	338,763	13,696,574
Other loans for capital lease business(Note 10)	377,393	4,774,510
Interest payable	21,494	156,501
Income tax payable(Note 17)	1,202,674	85,481
Deposits from direct financing leases	5,406,497	10,142,244
Operating lease liability-current	57,990	0
Other liabilities(Note 11)	2,552,085	1,461,934
Due to related party (Note 18)	464,000	464,000
Operating lease liability-non-current (Note 7)	194,089	0
Liabilities of disposal group classified as held for sale (Note 20)	3,036,447	5,238,071
Total Liabilities	13,651,432	36,019,315
Stockholders' Equity
Common stock (par value $0.0001 per share, 100,000,000 shares authorized; 19,837,642 issued and outstanding at June 30, 2019 and 2018) (Note 13)	1,984	1,984
Additional paid-in capital	211,934,432	211,934,432
Statutory reserve (Note14)	4,687,085	4,687,085
Retained earnings	21,560,152	71,369,880
Accumulated other comprehensive loss	(23,733,291)	(14,109,434)
Total Stockholders' Equity	214,450,362	273,883,947
TOTAL LIABILITIES AND EQUITY	$ 228,101,794	$ 309,903,262